Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,087)	$ (738)	$ (1,304)	$ (3,181)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	18	18	24	16
Share based compensation	650	877	1,144	485
Reverse merger cost				2,457
Change in fair value of convertible loans and warrant liability and financial expenses	778	(939)	(910)
Financial expenses, net			52
Changes in operating assets and liabilities:
Other current assets	(18)	(9)	143	54
Accounts payable	272	91	171	1
Accounts payables – related party	(22)	195	85
Net cash used in operating activities	(410)	(505)	(595)	(168)
Cash flows from Investing activities:
Research and development expenses capitalization	(36)
Purchase of property and equipment				(3)
Cash acquired in reverse merger (Appendix A)				170
Net cash used by investing activities	(36)			167
Cash flows from financing activities:
Proceeds on account of Stock Payables	417	13
Issuance of shares of Common Stock				136
Loans received from a related party			14	60
Proceeds from convertible Note received less issuance expenses	141	368	458
Repayment on account of convertible loans including interest			(30)
Issuance of warrants measured at FV		9
Net cash provided by financing activities	558	390	442	196
Effect of foreign exchange on cash and cash equivalents	(17)	(9)	7
Change in cash and cash equivalents	95	(124)	(146)	195
Cash and cash equivalents at beginning of period	60	206	206	11
Cash and cash equivalents at end of period	$ 156	$ 82	60	206
Non-Cash Activity
Purchase of Intangible Asset by issuance of common stock				163
Working capital (excluding cash and cash equivalents), net				(129)
Loans, convertible loans and warrants				2,752
Cost of reverse merger				(2,457)
Shares issued in the reverse merger				4
Cash acquired in reverse merger				$ 170